Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities	28Fair value of financial assets and liabilities

Accounting policies
Fair value hierarchy
For financial reporting purposes, financial instruments are categorized into Level 1, 2 or 3, based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are as follows:
•Level 1: inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets that the company can access at the measurement date
•Level 2: all significant inputs (other than quoted prices included within Level 1) are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices)
•Level 3: one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, for the asset or liability
Transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy are recognized at the end of the reporting period in which the change occurred. Transfers are made when there is a change in the observability of inputs, such as:
•Into Level 1: When quoted prices in active markets become available.
•Out of Level 1: When quoted prices are no longer available or markets become inactive.
•Into or out of Level 3: When significant inputs become observable or unobservable.
There were no transfers between levels during the years ended December 31, 2025, and December 31, 2024.
Offsetting and master netting agreements
Financial assets and liabilities are offset and the net amount is reported in the balance sheet when, and only when, the company currently has a legally enforceable right to set-off the amounts and the group intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Accounting estimates and judgments
Determining the fair value of financial instruments requires the use of estimates according to the method applied for each type of financial asset of liability. The estimated fair value of financial instruments has been determined by the company using available market information and appropriate valuation methods. The estimates presented are not necessarily indicative of the amounts that will ultimately be realized by the company upon maturity or disposal. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts.
Specific valuation techniques used to value financial instruments include:
Level 1
Instruments included in level 1 are composed primarily of listed equity investments classified as financial assets carried at fair value through profit or loss or carried at fair value through other comprehensive income (OCI).
The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.
Level 2
The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives or convertible bond instruments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are based on observable market data, the instrument is included in level 2. The fair value of derivatives is calculated as the present value of the estimated future cash flows based on observable interest yield curves, basis spread and foreign exchange rates. The valuation of convertible bond instruments uses observable market quoted data for the options and present value calculations using observable yield curves for the fair value of the bonds.
The fair value of debt is estimated on the basis of the quoted market prices for certain issuances, or on the basis of discounted cash flow analysis using market rates plus Philips’ spread for the particular tenors of the borrowing arrangement. Accrued interest is not included within the carrying amount or estimated fair value of debt.
Level 3
If one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, the instrument is included in level 3.
For financial instruments measured at Level 3, where quoted market prices are not available, Philips applies valuation techniques such as discounted cash flow (DCF) models and market multiple approaches. These valuation techniques reflect current market conditions at the reporting date and incorporate the best available data. Significant unobservable inputs used in these valuations may include assumptions regarding revenue growth, discount rates, credit risk adjustments, capture rates, forward prices, earnings multiples, and liquidity discounts.
Contingent consideration represents the fair value of expected payments to former shareholders of an acquired company, conditional upon the occurrence of specified future events or the fulfillment of certain conditions – such as achieving regulatory or commercial milestones. The terms of each acquisition agreement define these milestones, which may trigger additional payments if met. The fair value of contingent consideration is generally determined using a probability-weighted and risk-adjusted approach to estimate the likelihood of achieving future milestones. For commercial milestones, the discount rates applied in the risk-adjusted approach reflect the inherent risks associated with their achievement, while both regulatory and commercial milestones are discounted for the time value of money at risk-free rates. Contingent consideration can fluctuate significantly, driven by changes in the estimated probability of milestone achievement and adjustments to discount rates. Changes in the fair value of the contingent consideration liability are recognized in other business income (expenses). The measurement of fair value is based on management’s estimates and assumptions, and accordingly classified as Level 3 in the fair value hierarchy.

The accompanying table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Fair value information for financial assets and financial liabilities not carried at fair value is not included if the carrying amount is a reasonable approximation of fair value. For cash and cash equivalents, loans and receivables, accounts payable, interest accrual and debt
(excluding bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore estimated fair value information is not included.
Philips Group
Fair value of financial assets and liabilities in millions of EUR

as of December 31,	2025					2024
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Carrying amount	Estimated fair value
Financial assets
Carried at fair value:
Debt instruments	302	302			302	231	231
Equity instruments	2	2			2	3	3
Other financial assets	76	76		53	23	54	54
Financial assets carried at FVTP&L	380	380		53	328	288	288
Debt instruments	8	8		8		21	21
Equity instruments	213	213	2		212	222	222
Current financial assets	-	-			-	2	2
Receivables - current	13	13		13		-	-
Receivables - non-current	17	17		17
Financial assets carried at FVTOCI	252	252	2	38	212	244	244
Derivative financial instruments	99	99		82	17	77	77
Financial assets carried at fair value	731	731	2	173	556	609	609
Carried at (amortized) cost:
Cash and cash equivalents	2,794					2,401
Loans and receivables:
Other non-current loans and receivables	103					102
Receivables - current	3,517					3,672
Receivables - non-current	193					208
Financial assets carried at (amortized) cost	6,607					6,382
Total financial assets	7,338					6,992

Financial liabilities
Carried at fair value:
Contingent consideration	(111)	(111)			(111)	(113)	(113)
Financial liabilities carried at FVTP&L	(111)	(111)			(111)	(113)	(113)
Derivative financial instruments	(39)	(39)		(39)		(63)	(63)
Financial liabilities carried at fair value	(149)	(149)		(39)	(111)	(176)	(176)
Carried at (amortized) cost:
Accounts payable	(1,927)					(1,830)
Interest accrual	(95)					(83)
Debt (Corporate bonds and leases)	(7,757)	(7,818)	(6,854)	(963)		(7,397)	(7,363)
Debt (excluding corporate bonds and leases)	(327)					(241)
Financial liabilities carried at (amortized) cost	(10,107)					(9,551)
Total financial liabilities	(10,257)					(9,728)
The accompanying table shows the reconciliation from the beginning balance to the end balance for Level 3 fair value measurements.
Philips Group
Reconciliation of Level 3 fair value measurements in millions of EUR

	2025		2024
	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance as of January 1	460	113	503	115
Acquisitions
Purchase	127		86
Sales	(44)		(48)
Utilizations		(1)		(9)
Recognized in profit and loss:
other business income		3		2
financial income and expenses ¹	(17)	1	(23)	3
Recognized in other comprehensive income ²	(43)	(5)	(8)	3
Receivables held to collect and sell			(32)
Reclassification	74		(18)	-
Balance as of December 31	556	111	460	113
[1]Refer to Financial income and expenses for details.
[2]Includes translation differences
Offsetting and master netting agreements
Transactions in derivatives are subject to master netting and set-off agreements. In the case of certain termination events, under the terms of the master agreement, Philips can terminate the outstanding transactions and aggregate their positive and negative values to arrive at a single net termination sum (or close-out amount). This contractual right is subject to the following:
•The right may be limited by local law if the counterparty is subject to bankruptcy proceedings.
•The right applies on a bilateral basis.
Philips Group
Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in millions of EUR

	2025	2024
Derivatives
Gross amounts of recognized financial assets	82	72
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	82	72

Related amounts not offset in the balance sheet
Financial instruments	(32)	(45)
Net amount	51	27
Philips Group
Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in millions of EUR

	2025	2024
Derivatives
Gross amounts of recognized financial liabilities	(39)	(63)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(39)	(63)

Related amounts not offset in the balance sheet
Financial instruments	32	45
Net amount	(7)	(18)